UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended September 30, 2009 (unaudited)

	Principal amount/shares	Fair Value
INVESTMENTS IN SECURITIES - 92.3%
U.S. Corporate Obligations - 91.1%
Chemical Industry - 4.5%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	$1,640,857

Communications - 17.1%
Deutsche Telecom Int. Fin., 8.500%, due June 15, 2010	450,000	471,687
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	1,075,241
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,594,984
AT&T, 5.100%, due September 15, 2014	1,250,000	1,347,710
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	1,742,339
Total Communications		6,231,961

Consumer, Cyclical - 10.0%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	112,826
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,065,697
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,335,240
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,105,999
Total Consumer, Cyclical		3,619,762

Consumer, Non-cyclical - 9.5%
Clorox Company, 6.125%, due February 1, 2011	1,000,000	1,052,682
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,094,364
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	794,059
McDonald's Corp., 5.300%, due March 15, 2017	500,000	539,956
Total Consumer, Non-cyclical		3,481,061

Energy - 12.6%
Smith International Inc., 6.750%, due February 15, 2011	500,000	512,910
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,396,033
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,079,521
Transocean Sedco Forex Inc., 7.375%, due April 15, 2018	1,350,000	1,585,499
Total Energy		4,573,963

Financial - 5.7%
Bear Stearns, 7.625%, due December 7, 2009	1,000,000	1,011,830
John Deere Capital Corp., 3.500%, due October 15, 2010	500,000	507,636
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	550,641
Total Financial		2,070,107

Industrial - 10.7%
CSX Corp., 6.750%, due March 15, 2011	450,000	481,607
CSX Corp., 5.500%, due August 1, 2013	964,000	1,033,669
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,335,057
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,053,821
Total Industrial		3,904,154

Technology - 8.7%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,097,122
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,057,109
Total Technology		3,154,231

Utilities - 12.3%
American Electric Power, 5.375%, due March 15, 2010	1,475,000	1,504,220
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,049,250
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	625,589
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,294,758
Total Utilities		4,473,817

Total U.S. Corporate Obligations (cost $31,192,479)		33,149,913

Common Stock - 1.2%
Chemicals-Specialty - less than 1%
Terra Nitrogen Company LP	100	10,423

Computer Software & Services - 0.3%
Microsoft Corp.	3,640	93,621

Drug Industry - less than 1%
Sanofi-Aventis-ADR	600	22,170

Electric Utility - 0.3%
Consolidated Edison Inc.	600	24,564
Duke Energy Corp.	700	11,018
NSTAR	600	19,092
Progress Energy Inc.	600	23,436
Scana Corp.	700	24,430
Southern Company	600	19,002
Total Electric Utility		121,542

Exchange Traded Funds - 0.1%
iShares Investment Grade Corp. Bonds	200	21,336
SPDR Gold Trust	250	24,712
Total Exchange Traded Funds		46,048

Food Processing - less than 1%
Unilever PLC	800	22,944

Natural Gas (Diversified) - less than 1%
ONEOK Inc.	600	21,972

Oil/Gas Distribution - 0.3%
Buckeye Partners LP	500	24,205
Energy Transfer Partners LP	600	25,530
Kinder Morgan Energy Partners	500	27,010
Plains All American Pipeline	400	18,516
Suburban Propane Partners LP	400	16,728
Total Oil/Gas Distribution		111,989

Petroleum Industry - less than 1%
Royal Dutch Shell PLC	400	22,876

Real Estate Investment Trust - 0.1%
AvalonBay Communities, Inc.	400	29,092
Ventas Inc.	600	23,100
Total Real Estate Investment Trust		52,192

Telecommunication Services - 0.2%
AT&T	800	21,608
CenturyTel Inc.	800	26,880
Verizon Communications	800	24,216
Total Telecommunication Services		72,704

Total Common Stock (cost $487,076)		598,481

Total Investments in Securities (identified cost $31,679,555)		$33,748,394

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2009:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2009

ASSETS
Common Stock	$598,481	$-	$-	$598,481
U.S. Corporate Obligations	-	33,149,913	-	33,149,913

	$598,481	$33,149,913	$-	$33,748,394

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: November 23, 2009